April 15, 2011

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Neuberger Berman Equity Funds
--Neuberger Berman Global Equity Fund,
Institutional Class, Class A and Class C
--Neuberger Berman Global Thematic Opportunities Fund,
Institutional Class, Class A and Class C

File Nos. 002-11357; 811-00582

Re: Request for Selective Review for Post-Effective Amendment No. 155

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 155 to the Registrant’s Registration Statement on Form N-1A (“PEA 155”) on behalf of Neuberger Berman Global Equity Fund and Neuberger Berman Global Thematic Opportunities Fund (the “Funds”).  PEA 155 includes the Class A, Class C and Institutional Class prospectus (the “Prospectus”) and statement of additional information (the “SAI”), relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Funds.  This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add the Funds as new series of the Registrant. Each Fund will have three classes of shares – Class A, Class C and Institutional Class.  This filing is not intended to affect the prospectus or SAI of any Class of any of the previously registered series of the Registrant.  The form of the Prospectus and the section of the Prospectus titled “Investment Manager” and “Your Investment”, are substantially the same as the Class A, Class C and Institutional Class disclosure contained in the Registrant’s currently effective registration statement and in disclosure contained in the following registration statement for Neuberger Berman Alternative Funds, each reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 153 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-10-001357) (October 18, 2010).

Post-Effective Amendment No. 6 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Global Allocation Fund (Accession No. 0000898432-10-001356) (October 15, 2010).

The form of the SAI, and the entire text of the SAI (except the section titled “Investment Information”), are substantially the same as parallel disclosure in the statement of additional information for Class A, Class C and Institutional Class shares contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following filing:

Post-Effective Amendment No. 153 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-10-001357) (October 18, 2010).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 155.  Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 155 will become effective 75 days after the filing date on June 29, 2011.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by June 8, 2011.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9473 or Lori L. Schneider at (202) 778-9305 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Franklin H. Na